OPERATIONS IN UKRAINE - Disposal (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Results of discontinued operation
Revenue	₽ 476,106	₽ 451,466	₽ 417,918
Profit before tax	66,873	77,119	68,987
Attributable tax expense	(2,018)	(1,575)	(1,197)
Net income attributable to discontinued operations	(3,976)	53,892	(5,383)
Preludium B.V.
Results of discontinued operation
Revenue	36,675	28,826	24,992
Expenses	(28,564)	(22,094)	(18,412)
Profit before tax	8,111	6,732	6,580
Attributable tax expense	(2,018)	(1,575)	(1,197)
Profit for the period	6,093	5,157	5,383
Loss on disposal	(5,499)
Currency revaluation loss on deferred consideration	(30)
Earn-out revaluation	(32)
Net income attributable to discontinued operations	532	5,157	5,383
Cash flows from (used in) discontinued operation
Net cash used in operating activities	17,343	16,773	11,271
Net cash used in investing activities	(13,046)	(15,724)	(10,276)
Net cash provided by financing activities	₽ (1,114)	₽ (1,057)	₽ (72)